STOCKHOLDER'S EQUITY (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Added to additional paid-in capital			$ 169,200	$ 35,247
Adjustment For Amortization	48,569	23,495	169,201	35,247
Interest expense			90,636	35,247
Consulting expense			78,564	0
Other Additional Capital			$ 169,200	$ 35,247